Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities:
Net loss	$ (17,447,705)	$ (2,746,021)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Deferred tax benefit	9,186	0
Depreciation	175,843	16,129
Stock-based compensation expense	153,897	139,798
Loss on SAFE Note revaluation		345,003
Rent payments (in excess of) less than average rent expense, net	25,778	(462)
Interest accrual on financing with related parties	1,413,944	22,127
Amortization of development fee with a related party	(406,004)	(349,788)
Increase (Decrease) in Operating Capital [Abstract]
Inventory	(2,961,664)
Prepaid expenses and other current assets	(347,262)	(22,025)
Other assets, net	(947,633)	(34,527)
Accounts payable	1,174,866	345,890
Accrued expenses	1,933,073	37,403
Deferred income from a related party		406,004
Other current liabilities	76,948
Lease deposits with a related party	4,000,000	(4,000,000)
Net cash used in operating activities	(13,146,733)	(5,490,681)
Cash Flows from Investing Activities:
Purchases of property and equipment	(35,682,287)	(3,615,167)
Net cash used in investing activities	(35,682,287)	(3,615,167)
Cash Flow from Financing Activities:
Payments on finance lease liability with a related party	(258,607)
Borrowings on land mortgage loan and related financing with a related party		3,774,627
Proceeds from loan agreements with related parties	32,000,000
Payments on financing obligation to a related party	(18,804)
Proceeds from stock option exercises	34,670
Preferred stock issuance costs	(86,933)	(85,193)
Other financing activities		(951)
Net cash provided by financing activities	64,706,657	14,781,811
Cash and cash equivalents
Beginning of period	6,031,270	355,307
End of period	21,908,907	6,031,270
Change in cash and cash equivalents	15,877,637	5,675,963
Noncash activities
SAFE Conversion		1,596,003
Conversion of equipment loan to a finance lease liability with a related party	2,088,655
Accrued purchases of property and equipment	2,574,304
Series A Preferred Stock
Cash Flow from Financing Activities:
Issuance of Preferred Stock		4,009,992
Series A-1 Preferred Stock
Cash Flow from Financing Activities:
Issuance of Preferred Stock		999,990
Series B Preferred Stock
Cash Flow from Financing Activities:
Issuance of Preferred Stock	4,886,976	$ 6,083,346
Series C Preferred Stock
Cash Flow from Financing Activities:
Issuance of Preferred Stock	$ 28,149,355